Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.93%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		995	$99,769
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,009	96,954
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,678	48,511
Vanguard Short-Term Treasury ETF (a)............................................................................		1,679	97,029
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $346,127)			342,263
		Notional
PURCHASED OPTIONS - 111.89% (b)(c)	Contracts	Amount

CALL OPTIONS - 100.16%
S&P 500® Mini Index, Expires 12/12/2022, Strike Price $390.10.....................................	18	$645,408	9,087
S&P 500® Mini Index, Expires 12/12/2022, Strike Price $0.41........................................	25	896,400	894,729
PUT OPTIONS - 11.73%			903,816

iShares 20+ Year Treasury Bond ETF, Expires 12/12/2022, Strike Price $107.83.................	88	901,560	65,515
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 12/12/2022, Strike Price
$104.79................................................................................................................	90	922,050	39,991
S&P 500® Mini Index, Expires 12/12/2022, Strike Price $156.44....................................	25	896,400	403
TOTAL PURCHASED OPTIONS (Cost $1,081,727)			105,909
			1,009,725
Total Investments (Cost $1,427,854) - 149.82%............................................................			1,351,988
Liabilities in Excess of Other Assets - (49.82)%.............................................................			(449,582)
....................................................................................TOTAL NET ASSETS - 100.00%			$902,406

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $342,263.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	12/12/2022	$156.44	25	$(896,400)	$(508,191)
PUT OPTIONS					(508,191)

iShares 20+ Year Treasury Bond ETF...............	12/12/2022	$113.51	88	(901,560)	(103,888)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	12/12/2022	$110.30	90	(922,050)	(77,901)
S&P 500® Mini Index...................................	12/12/2022	$390.10	13	(466,128)	(43,977)
TOTAL OPTIONS WRITTEN (Premiums Received $712,541)					(225,766)
					$(733,957)